Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS — 99.0%
	Communication Services — 8.2%
2,366	Alphabet, Inc. - Class A (a)		$313,567
2,060	Alphabet, Inc. - Class C (a)		275,875
3,178	AT&T, Inc.		52,659
46	Charter Communications, Inc. - Class A (a)		18,406
1,833	Comcast Corporation - Class A		76,784
113	Electronic Arts, Inc.		15,595
132	Fox Corporation - Class A		3,899
61	Fox Corporation - Class B		1,687
170	Interpublic Group of Companies, Inc.		5,226
64	Live Nation Entertainment, Inc. (a)		5,390
120	Match Group, Inc. (a)		3,886
900	Meta Platforms, Inc. - Class A (a)		294,436
192	Netflix, Inc. (a)		91,002
166	News Corporation - Class A		3,659
52	News Corporation - Class B		1,198
91	Omnicom Group, Inc.		7,337
222	Paramount Global - Class B		3,190
69	Take-Two Interactive Software, Inc. (a)		10,916
256	T-Mobile US, Inc.		38,515
1,853	Verizon Communications, Inc.		71,025
801	Walt Disney Company (a)		74,245
952	Warner Bros. Discovery, Inc. (a)		9,948
			1,378,445
	Consumer Discretionary — 10.4%
30	Advance Auto Parts, Inc.		1,524
3,689	Amazon.com, Inc. (a)		538,927
125	Aptiv plc (a)		10,355
11	AutoZone, Inc. (a)		28,709
110	Bath & Body Works, Inc.		3,588
90	Best Buy Company, Inc.		6,385
17	Booking Holdings, Inc. (a)		53,137
106	BorgWarner, Inc.		3,571
102	Caesars Entertainment, Inc. (a)		4,561
76	CarMax, Inc. (a)		4,859
479	Carnival Corporation (a)		7,214
15	Chipotle Mexican Grill, Inc. (a)		33,034
136	D.R. Horton, Inc.		17,363
55	Darden Restaurants, Inc.		8,606
16	Domino's Pizza, Inc.		6,286
236	eBay, Inc.		9,678
57	Etsy, Inc. (a)		4,321
68	Expedia Group, Inc. (a)		9,260
1,843	Ford Motor Company		18,909
69	Garmin, Ltd.		8,435
662	General Motors Company		20,919
64	Genuine Parts Company		8,498
60	Hasbro, Inc.		2,785
121	Hilton Worldwide Holdings, Inc.		20,270
450	Home Depot, Inc.		141,071
150	Las Vegas Sands Corporation		6,918
107	Lennar Corporation - Class A		13,687
112	LKQ Corporation		4,987
271	Lowe's Companies, Inc.		53,883
121	Marriott International, Inc. - Class A		24,527
320	McDonald's Corporation		90,189
142	MGM Resorts International (a)		5,600
26	Mohawk Industries, Inc. (a)		2,296
174	Newell Brands, Inc.		1,328
538	NIKE, Inc. - Class B		59,325
202	Norwegian Cruise Line Holdings, Ltd. (a)		3,085
2	NVR, Inc. (a)		12,311
31	O'Reilly Automotive, Inc. (a)		30,454
21	Phinia, Inc.		536
17	Pool Corporation		5,904
100	PulteGroup, Inc.		8,842
18	Ralph Lauren Corporation		2,329
157	Ross Stores, Inc.		20,470
103	Royal Caribbean Cruises, Ltd. (a)		11,067
512	Starbucks Corporation		50,842
106	Tapestry, Inc.		3,357
1,152	Tesla, Inc. (a)		276,572
508	TJX Companies, Inc.		44,760
48	Tractor Supply Company		9,744
25	Ulta Beauty, Inc. (a)		10,650
143	V.F. Corporation		2,392
27	Whirlpool Corporation		2,940
46	Wynn Resorts, Ltd.		3,883
123	Yum! Brands, Inc.		15,443
			1,750,586
	Consumer Staples — 6.2%
814	Altria Group, Inc.		34,221
252	Archer-Daniels-Midland Company		18,580
83	Brown-Forman Corporation - Class B		4,875
66	Bunge Global SA		7,251
90	Campbell Soup Company		3,616
107	Church & Dwight Company, Inc.		10,339
55	Clorox Company		7,884
1,714	Coca-Cola Company		100,166
367	Colgate-Palmolive Company		28,909
211	Conagra Brands, Inc.		5,969
75	Constellation Brands, Inc. - Class A		18,037
192	Costco Wholesale Corporation		113,806
105	Dollar General Corporation		13,768
98	Dollar Tree, Inc. (a)		12,112
104	Estee Lauder Companies, Inc. - Class A		13,280
262	General Mills, Inc.		16,679
65	Hershey Company		12,215
133	Hormel Foods Corporation		4,068
47	J.M. Smucker Company		5,157
114	Kellanova		5,990
368	Keurig Dr Pepper, Inc.		11,618
148	Kimberly-Clark Corporation		18,312
359	Kraft Heinz Company		12,604
290	Kroger Company		12,838
64	Lamb Weston Holdings, Inc.		6,402
111	McCormick & Company, Inc.		7,196
89	Molson Coors Beverage Company - Class B		5,477
597	Mondelez International, Inc. - Class A		42,423
329	Monster Beverage Corporation (a)		18,144
603	PepsiCo, Inc.		101,479
712	Philip Morris International, Inc.		66,472
1,012	Procter & Gamble Company		155,363
228	Sysco Corporation		16,455
203	Target Corporation		27,163
125	Tyson Foods, Inc. - Class A		5,855
324	Walgreens Boots Alliance, Inc.		6,461
616	Walmart, Inc.		95,905
			1,047,089
	Energy — 4.4%
156	APA Corporation		5,616
467	Baker Hughes Company		15,761
817	Chevron Corporation		117,322
579	ConocoPhillips		66,916
368	Coterra Energy, Inc.		9,660
317	Devon Energy Corporation		14,255
90	Diamondback Energy, Inc.		13,897
275	EOG Resources, Inc.		33,844
168	EQT Corporation		6,713
1,937	Exxon Mobil Corporation		199,008
446	Halliburton Company		16,515
131	Hess Corporation		18,413
908	Kinder Morgan, Inc.		15,954
305	Marathon Oil Corporation		7,756
201	Marathon Petroleum Corporation		29,987
327	Occidental Petroleum Corporation		19,342
213	ONEOK, Inc.		14,665
210	Phillips 66		27,067
113	Pioneer Natural Resources Company		26,175
689	Schlumberger, Ltd.		35,856
107	Targa Resources Corporation		9,678
176	Valero Energy Corporation		22,063
552	Williams Companies, Inc.		20,308
			746,771
	Financials — 13.2%
255	Aflac, Inc.		21,091
128	Allstate Corporation		17,647
265	American Express Company		45,254
348	American International Group, Inc.		22,902
48	Ameriprise Financial, Inc.		16,968
91	Aon plc - Class A		29,893
169	Arch Capital Group, Ltd. (a)		14,144
95	Arthur J. Gallagher & Company		23,655
27	Assurant, Inc.		4,537
3,153	Bank of America Corporation		96,135
337	Bank of New York Mellon Corporation		16,284
817	Berkshire Hathaway, Inc. - Class B (a)		294,121
67	BlackRock, Inc.		50,332
106	Brown & Brown, Inc.		7,922
176	Capital One Financial Corporation		19,652
46	Cboe Global Markets, Inc.		8,381
618	Charles Schwab Corporation		37,896
191	Chubb, Ltd.		43,821
75	Cincinnati Financial Corporation		7,709
864	Citigroup, Inc.		39,830
219	Citizens Financial Group, Inc.		5,972
154	CME Group, Inc.		33,627
59	Comerica, Inc.		2,668
127	Discover Financial Services		11,811
18	Everest Group Ltd.		7,390
16	FactSet Research Systems, Inc.		7,255
252	Fidelity National Information Services, Inc.		14,777
317	Fifth Third Bancorp		9,177
272	Fiserv, Inc. (a)		35,526
34	FleetCor Technologies, Inc. (a)		8,177
133	Franklin Resources, Inc.		3,298
115	Global Payments, Inc.		13,391
44	Globe Life, Inc.		5,418
157	Goldman Sachs Group, Inc.		53,622
144	Hartford Financial Services Group, Inc.		11,255
687	Huntington Bancshares, Inc.		7,736
249	Intercontinental Exchange, Inc.		28,346
209	Invesco, Ltd.		2,982
32	Jack Henry & Associates, Inc.		5,078
1,351	JPMorgan Chase & Company		210,865
411	KeyCorporation		5,092
78	Lincoln National Corporation		1,855
91	Loews Corporation		6,396
80	M&T Bank Corporation		10,254
16	MarketAxess Holdings, Inc.		3,842
219	Marsh & McLennan Companies, Inc.		43,673
368	Mastercard, Inc. - Class A		152,289
313	MetLife, Inc.		19,916
69	Moody's Corporation		25,182
604	Morgan Stanley		47,921
36	MSCI, Inc.		18,751
148	Nasdaq, Inc.		8,264
94	Northern Trust Corporation		7,450
498	PayPal Holdings, Inc. (a)		28,690
187	PNC Financial Services Group, Inc.		25,051
105	Principal Financial Group, Inc.		7,752
266	Progressive Corporation		43,632
173	Prudential Financial, Inc.		16,916
90	Raymond James Financial, Inc.		9,464
436	Regions Financial Corporation		7,272
143	S&P Global, Inc.		59,464
162	State Street Corporation		11,797
200	Synchrony Financial		6,472
100	T. Rowe Price Group, Inc.		10,013
108	Travelers Companies, Inc.		19,507
616	Truist Financial Corporation		19,798
675	U.S. Bancorp		25,731
709	Visa, Inc. - Class A		181,986
91	W.R. Berkley Corporation		6,602
1,714	Wells Fargo & Company		76,427
48	Willis Towers Watson plc		11,822
68	Zions Bancorporation		2,423
			2,218,249
	Health Care — 12.9%
781	Abbott Laboratories		81,450
769	AbbVie, Inc.		109,498
135	Agilent Technologies, Inc.		17,253
32	Align Technology, Inc. (a)		6,842
241	Amgen, Inc.		64,983
232	Baxter International, Inc.		8,371
124	Becton Dickinson and Company		29,286
64	Biogen, Inc. (a)		14,981
13	Bio-Rad Laboratories, Inc. - Class A (a)		3,964
71	Bio-Techne Corporation		4,466
629	Boston Scientific Corporation (a)		35,155
930	Bristol-Myers Squibb Company		45,923
118	Cardinal Health, Inc.		12,635
79	Catalent, Inc. (a)		3,069
73	Cencora, Inc.		14,846
253	Centene Corporation (a)		18,641
26	Charles River Laboratories International, Inc. (a)		5,124
136	Cigna Corporation		35,752
23	Cooper Companies, Inc.		7,749
586	CVS Health Corporation		39,819
287	Danaher Corporation		64,090
26	DaVita, Inc. (a)		2,638
98	Dentsply Sirona, Inc.		3,112
166	DexCom, Inc. (a)		19,176
261	Edwards Lifesciences Corporation (a)		17,672
106	Elevance Health, Inc.		50,826
343	Eli Lilly & Company		202,727
162	GE HealthCare Technologies, Inc.		11,091
568	Gilead Sciences, Inc.		43,509
93	HCA Healthcare, Inc.		23,295
61	Henry Schein, Inc. (a)		4,071
112	Hologic, Inc. (a)		7,986
56	Humana, Inc.		27,152
38	IDEXX Laboratories, Inc. (a)		17,701
73	Illumina, Inc. (a)		7,442
83	Incyte Corporation (a)		4,510
31	Insulet Corporation (a)		5,862
150	Intuitive Surgical, Inc. (a)		46,626
87	IQVIA Holdings, Inc. (a)		18,627
1,153	Johnson & Johnson		178,323
43	Laboratory Corporation of America Holdings		9,327
61	McKesson Corporation		28,704
588	Medtronic plc		46,611
1,138	Merck & Company, Inc.		116,622
13	Mettler-Toledo International, Inc. (a)		14,195
145	Moderna, Inc. (a)		11,267
29	Molina Healthcare, Inc. (a)		10,601
117	Organon & Company		1,324
2,459	Pfizer, Inc.		74,926
51	Quest Diagnostics, Inc.		6,999
48	Regeneron Pharmaceuticals, Inc. (a)		39,543
66	ResMed, Inc.		10,410
56	Revvity, Inc.		4,978
46	Steris plc		9,243
145	Stryker Corporation		42,968
21	Teleflex, Inc.		4,739
173	Thermo Fisher Scientific, Inc.		85,766
409	UnitedHealth Group, Inc.		226,165
31	Universal Health Services, Inc. - Class B		4,262
114	Vertex Pharmaceuticals, Inc. (a)		40,448
559	Viatris, Inc.		5,132
30	Waters Corporation (a)		8,418
32	West Pharmaceutical Services, Inc.		11,224
94	Zimmer Biomet Holdings, Inc.		10,933
207	Zoetis, Inc.		36,571
			2,177,619
	Industrials — 8.6%
248	3M Company		24,569
59	A.O. Smith Corporation		4,446
64	Alaska Air Group, Inc. (a)		2,420
42	Allegion plc		4,456
309	American Airlines Group, Inc. (a)		3,841
104	AMETEK, Inc.		16,144
182	Automatic Data Processing, Inc.		41,845
28	Axon Enterprise, Inc. (a)		6,436
253	Boeing Company (a)		58,602
54	Broadridge Financial Solutions, Inc.		10,466
57	C.H. Robinson Worldwide, Inc.		4,677
379	Carrier Global Corporation		19,693
242	Caterpillar, Inc.		60,674
69	Ceridian HCM Holding, Inc. (a)		4,754
40	Cintas Corporation		22,130
373	Copart, Inc. (a)		18,732
934	CSX Corporation		30,168
67	Cummins, Inc.		15,019
125	Deere & Company		45,551
308	Delta Air Lines, Inc.		11,374
66	Dover Corporation		9,317
188	Eaton Corporation plc		42,806
257	Emerson Electric Company		22,847
54	Equifax, Inc.		11,756
74	Expeditors International of Washington, Inc.		8,905
252	Fastenal Company		15,112
93	FedEx Corporation		24,071
158	Fortive Corporation		10,899
31	Generac Holdings, Inc. (a)		3,629
102	General Dynamics Corporation		25,191
477	General Electric Company		58,099
308	Honeywell International, Inc.		60,343
166	Howmet Aerospace, Inc.		8,732
19	Huntington Ingalls Industries, Inc.		4,503
35	IDEX Corporation		7,059
125	Illinois Tool Works, Inc.		30,276
190	Ingersoll Rand, Inc.		13,572
40	J.B. Hunt Transport Services, Inc.		7,411
61	Jacobs Solutions, Inc.		7,758
322	Johnson Controls International plc		17,002
89	L3Harris Technologies, Inc.		16,982
63	Leidos Holdings, Inc.		6,761
104	Lockheed Martin Corporation		46,568
104	Masco Corporation		6,297
27	Nordson Corporation		6,354
104	Norfolk Southern Corporation		22,689
67	Northrop Grumman Corporation		31,836
42	Old Dominion Freight Line, Inc.		16,341
190	Otis Worldwide Corporation		16,300
241	PACCAR, Inc.		22,129
64	Parker-Hannifin Corporation		27,724
144	Paychex, Inc.		17,564
22	Paycom Software, Inc.		3,997
76	Pentair plc		4,905
64	Quanta Services, Inc.		12,052
91	Republic Services, Inc.		14,727
51	Robert Half, Inc.		4,181
55	Rockwell Automation, Inc.		15,149
102	Rollins, Inc.		4,155
660	RTX Corporation		53,777
26	Snap-on, Inc.		7,142
272	Southwest Airlines Company		6,955
68	Stanley Black & Decker, Inc.		6,181
95	Textron, Inc.		7,283
106	Trane Technologies plc		23,893
25	TransDigm Group, Inc.		24,072
280	Union Pacific Corporation		63,076
166	United Airlines Holdings, Inc. (a)		6,540
316	United Parcel Service, Inc. - Class B		47,909
35	United Rentals, Inc.		16,661
95	Veralto Corporation (a)		7,339
72	Verisk Analytics, Inc.		17,383
21	W.W. Grainger, Inc.		16,510
163	Waste Management, Inc.		27,871
87	Westinghouse Air Brake Technologies Corporation		10,141
84	Xylem, Inc.		8,831
			1,443,560
	Information Technology — 27.8% (b)
282	Accenture plc - Class A		93,945
184	Adobe, Inc. (a)		112,426
603	Advanced Micro Devices, Inc. (a)		73,059
69	Akamai Technologies, Inc. (a)		7,972
262	Amphenol Corporation - Class A		23,839
222	Analog Devices, Inc.		40,710
39	ANSYS, Inc. (a)		11,441
6,381	Apple, Inc.		1,212,072
353	Applied Materials, Inc.		52,872
100	Arista Networks, Inc. (a)		21,971
96	Autodesk, Inc. (a)		20,969
181	Broadcom, Inc.		167,558
117	Cadence Design Systems, Inc. (a)		31,973
61	CDW Corporation		12,864
1,759	Cisco Systems, Inc.		85,100
226	Cognizant Technology Solutions Corporation - Class A		15,906
339	Corning, Inc.		9,658
72	Enphase Energy, Inc. (a)		7,273
28	EPAM Systems, Inc. (a)		7,229
29	F5, Inc. (a)		4,965
15	Fair Isaac Corporation (a)		16,314
46	First Solar, Inc. (a)		7,258
279	Fortinet, Inc. (a)		14,664
38	Gartner, Inc. (a)		16,524
256	Gen Digital, Inc.		5,652
561	Hewlett Packard Enterprise Company		9,487
374	HP, Inc.		10,973
1,667	Intel Corporation		74,515
407	International Business Machines Corporation		64,534
119	Intuit, Inc.		68,004
141	Juniper Networks, Inc.		4,011
80	Keysight Technologies, Inc. (a)		10,871
61	KLA Corporation		33,222
59	Lam Research Corporation		42,239
246	Microchip Technology, Inc.		20,526
460	Micron Technology, Inc.		35,015
2,995	Microsoft Corporation		1,134,836
20	Monolithic Power Systems, Inc.		10,974
75	Motorola Solutions, Inc.		24,215
96	NetApp, Inc.		8,773
962	NVIDIA Corporation		449,928
115	NXP Semiconductors NV		23,469
192	ON Semiconductor Corporation (a)		13,695
678	Oracle Corporation		78,790
122	Palo Alto Networks, Inc. (a)		36,001
47	PTC, Inc. (a)		7,396
46	Qorvo, Inc. (a)		4,439
470	QUALCOMM, Inc.		60,654
47	Roper Technologies, Inc.		25,298
420	Salesforce, Inc. (a)		105,798
86	Seagate Technology Holdings plc		6,803
87	ServiceNow, Inc. (a)		59,659
71	Skyworks Solutions, Inc.		6,882
31	SolarEdge Technologies, Inc. (a)		2,461
66	Synopsys, Inc. (a)		35,853
143	TE Connectivity, Ltd.		18,733
22	Teledyne Technologies, Inc. (a)		8,865
69	Teradyne, Inc.		6,364
397	Texas Instruments, Inc.		60,626
108	Trimble, Inc. (a)		5,011
18	Tyler Technologies, Inc. (a)		7,359
43	VeriSign, Inc. (a)		9,125
144	Western Digital Corporation (a)		6,957
24	Zebra Technologies Corporation - Class A (a)		5,688
			4,672,263
	Materials — 2.5%
103	Air Products and Chemicals, Inc.		27,867
58	Albemarle Corporation		7,034
665	Amcor plc		6,304
39	Avery Dennison Corporation		7,586
144	Ball Corporation		7,962
46	Celanese Corporation		6,378
92	CF Industries Holdings, Inc.		6,914
328	Corteva, Inc.		14,826
327	Dow, Inc.		16,922
208	DuPont de Nemours, Inc.		14,880
55	Eastman Chemical Company		4,611
113	Ecolab, Inc.		21,665
60	FMC Corporation		3,220
657	Freeport-McMoRan, Inc.		24,519
116	International Flavors & Fragrances, Inc.		8,744
163	International Paper Company		6,021
220	Linde plc		91,029
117	LyondellBasell Industries NV - Class A		11,127
31	Martin Marietta Materials, Inc.		14,402
166	Mosaic Company		5,958
330	Newmont Corporation		13,263
121	Nucor Corporation		20,566
46	Packaging Corporation of America		7,728
106	PPG Industries, Inc.		15,051
67	Sealed Air Corporation		2,236
104	Sherwin-Williams Company		28,996
84	Steel Dynamics, Inc.		10,007
61	Vulcan Materials Company		13,027
120	Westrock Company		4,940
			423,783
	Real Estate — 2.5%
75	Alexandria Real Estate Equities, Inc.		8,205
201	American Tower Corporation		41,965
65	AvalonBay Communities, Inc.		11,241
71	Boston Properties, Inc.		4,042
53	Camden Property Trust		4,784
143	CBRE Group, Inc. - Class A (a)		11,291
181	CoStar Group, Inc. (a)		15,031
192	Crown Castle, Inc.		22,518
135	Digital Realty Trust, Inc.		18,735
43	Equinix, Inc.		35,045
156	Equity Residential		8,867
31	Essex Property Trust, Inc.		6,617
61	Extra Space Storage, Inc.		7,940
35	Federal Realty Investment Trust		3,346
252	Healthpeak Properties, Inc.		4,365
323	Host Hotels & Resorts, Inc.		5,643
262	Invitation Homes, Inc.		8,740
136	Iron Mountain, Inc.		8,724
292	Kimco Realty Corporation		5,641
54	Mid-America Apartment Communities, Inc.		6,722
414	Prologis, Inc.		47,581
71	Public Storage		18,372
283	Realty Income Corporation		15,271
74	Regency Centers Corporation		4,646
47	SBA Communications Corporation		11,607
155	Simon Property Group, Inc.		19,358
142	UDR, Inc.		4,743
181	Ventas, Inc.		8,297
453	VICI Properties, Inc.		13,540
211	Welltower, Inc.		18,800
333	Weyerhaeuser Company		10,440
			412,117
	Utilities — 2.3%
302	AES Corporation		5,197
108	Alliant Energy Corporation		5,462
113	Ameren Corporation		8,768
225	American Electric Power Company, Inc.		17,899
84	American Water Works Company, Inc.		11,075
62	Atmos Energy Corporation		7,056
272	CenterPoint Energy, Inc.		7,689
127	CMS Energy Corporation		7,209
153	Consolidated Edison, Inc.		13,787
147	Constellation Energy Corporation		17,793
362	Dominion Energy, Inc.		16,413
87	DTE Energy Company		9,058
333	Duke Energy Corporation		30,729
169	Edison International		11,321
90	Entergy Corporation		9,127
103	Evergy, Inc.		5,257
152	Eversource Energy		9,030
438	Exelon Corporation		16,867
236	FirstEnergy Corporation		8,718
855	NextEra Energy, Inc.		50,026
180	NiSource, Inc.		4,615
104	NRG Energy, Inc.		4,975
699	PG&E Corporation		12,002
49	Pinnacle West Capital Corporation		3,672
327	PPL Corporation		8,541
217	Public Service Enterprise Group, Inc.		13,547
273	Sempra		19,894
463	Southern Company		32,864
136	WEC Energy Group, Inc.		11,372
238	Xcel Energy, Inc.		14,480
			394,443
	TOTAL COMMON STOCKS (Cost $16,508,934)		16,664,925

Shares	Security Description		Value
	CONTINGENT VALUE RIGHTS — 0.0%
	Healthcare — 0.0%
36	Abiomed, Inc., (a)(c)		0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

Contracts	Notional Amount
	PURCHASED OPTIONS (d) — 0.0% (e)
36	S&P 500 Index Put, Expiration 12/15/2023, Exercise Price: $4,050.00	$16,444,080	4,140
	TOTAL PURCHASED OPTIONS (Cost $14,012)		4,140

Shares	SHORT-TERM INVESTMENTS — 1.2%
200,173	Invesco Government & Agency Portfolio – Institutional Class, 5.28% (f)		200,173
	TOTAL SHORT-TERM INVESTMENTS (Cost $200,173)		200,173

	TOTAL INVESTMENTS (Cost $16,723,119) — 100.2%		16,869,238
	Liabilities in Excess of Other Assets — (0.2)%		(37,443)
	NET ASSETS — 100.0%		$16,831,795

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy. (d) Exchange traded. (e) Represents less than 0.05% of net assets.
(f) Rate shown is the annualized seven-day yield as of November 30, 2023.

Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Written Options
November 30, 2023 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (0.3)%
(36)	S&P 500 Index Call, Expiration: 12/15/2023, Exercise Price: $4,635.00	$(16,444,080)	$(57,600)
	TOTAL WRITTEN OPTIONS (Premiums Received $51,720)		$(57,600)

	Percentages are stated as a percent of net assets.
	(a) Exchange traded.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Nationwide S&P 500® Risk-Managed Income ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$16,664,925	$–	$–	$16,664,925
Contingent Value Rights	–	–	0	0
Purchased Options	4,140	–	–	4,140
Short-Term Investments	200,173	–	–	200,173
Total Investments in Securities	$16,869,238	$–	$0	$16,869,238
Liabilities(a)
Written Options	$57,600	$–	$–	$57,600
Total Investments in Securities	$57,600	$–	$–	$57,600

(a) See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.